Filed with the Securities and Exchange Commission on September 11, 2018

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No.853	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 855	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Numbers, Including Area Code) (414) 765-6872

Douglas G. Hess, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment ("PEA") No. 853 to the Advisors Series Trust's (the "Trust") Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust's PEA No. 850 on Form N-1A filed August 24, 2018.  This PEA No. 853 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 850 to the Trust's Registration Statement for its series:  Logan Capital Large Cap Growth Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund and Logan Capital Large Cap Core Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 853 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 853 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11h day of September, 2018.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President, Chief Executive Officer and
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 853 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	September 11, 2018
Gail S. Duree

David G. Mertens*	Trustee	September 11, 2018
David G. Mertens

George Rebhan*	Trustee	September 11, 2018
George Rebhan

Raymond B. Woolson*	Trustee	September 112018
Raymond B. Woolson

Joe D. Redwine*	Trustee	September 11 2018
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal	September 11 2018
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President, Chief Executive Officer	September 11 2018
Douglas G. Hess	and Principal Executive Officer

*By: /s/ Douglas G. Hess		September 11 2018
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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